Commitments and contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Commitments and contingencies [Line Items]
Minimum operating lease payments recognised as expense	$ 7,330	$ 8,873
Not later than one year [member]
Disclosure of Commitments and contingencies [Line Items]
Minimum operating lease payments recognised as expense	1,543	1,543
Later than one year and not later than five years [member]
Disclosure of Commitments and contingencies [Line Items]
Minimum operating lease payments recognised as expense	5,787	6,173
Later than five years [member]
Disclosure of Commitments and contingencies [Line Items]
Minimum operating lease payments recognised as expense	$ 0	$ 1,157